UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SPO Advisory Corp.
Address:   591 Redwood Highway, Suite 3215
           Mill Valley, CA  94941

Form 13F File Number:   28-4164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kim M. Silva
Title:     Chief Financial Officer
Phone:     (415) 383-6600

Signature, Place, and Date of Signing:

 /s/ Kim M. Silva             Mill Valley, California             11/15/10
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  33
Form 13F Information Table Value Total:  $6,770,183
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.             Form 13F File Number               Name
------------------ ----------------------------  -------------------------------
       1                    28-10289             SPO Partners II, L.P.
       2                    28-10787             San Francisco Partners, L.P.

                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                      TITLE                                                                                ------------------------
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVENT SOFTWARE INC  COM      007974108     376,363   7,211,400   SH              DEFINED        1          7,211,400
------------------------------------------------------------------------------------------------------------------------------------
ADVENT SOFTWARE INC  COM      007974108      33,647     644,700   SH              DEFINED        2            644,700
------------------------------------------------------------------------------------------------------------------------------------
BPZ RESOURCES INC    COM      055639108      39,373  10,280,113   SH              DEFINED        1         10,280,113
------------------------------------------------------------------------------------------------------------------------------------
BPZ RESOURCES INC    COM      055639108       1,356     354,100   SH              DEFINED        2            354,100
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP         COM      131347304   1,064,997  85,541,939   SH              DEFINED        1         85,541,939
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP         COM      131347304      40,673   3,266,901   SH              DEFINED        2          3,266,901
------------------------------------------------------------------------------------------------------------------------------------
CAMBIUM LEARNING
GRP INC              COM      13201A107       5,546   1,733,214   SH              DEFINED        1          1,733,214
------------------------------------------------------------------------------------------------------------------------------------
CAMBIUM LEARNING
GRP INC              COM      13201A107         673     210,348   SH              DEFINED        2            210,348
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL
CORP                 COM      228227104   1,277,956  28,945,782   SH              DEFINED        1         28,945,782
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL
CORP                 COM      228227104      55,263   1,251,700   SH              DEFINED        2          1,251,700
------------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP NEW     COM      29364G103      33,581     438,800   SH              DEFINED        1            438,800
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING
CO                   CL A     512815101     569,673  17,902,984   SH              DEFINED        1         17,902,984
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING
CO                   CL A     512815101      23,411     735,730   SH              DEFINED        2            735,730
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC   CL A     530555101     506,696  16,445,822   SH              DEFINED        1         16,445,822
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC   CL A     530555101      22,099     717,279   SH              DEFINED        2            717,279
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC.  CL C     530555309     738,453  24,164,029   SH              DEFINED        1          24,164,029
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                VOTING AUTHORITY
                      TITLE                                                                                ------------------------
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC   CL C     530555309      21,710     710,408   SH              DEFINED        2             710,408
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA
MATLS INC            COM      573284106     399,816   5,194,435   SH              DEFINED        1           5,194,435
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA
MATLS INC            COM      573284106      14,378     186,800   SH              DEFINED        2             186,800
------------------------------------------------------------------------------------------------------------------------------------
OASIS PETROLEUM,
INC.                 COM      674215108      80,630   4,162,632   SH              DEFINED        1           4,162,632
------------------------------------------------------------------------------------------------------------------------------------
OASIS PETROLEUM,
INC.                 COM      674215108       3,066     158,300   SH              DEFINED        2             158,300
------------------------------------------------------------------------------------------------------------------------------------
PETROQUEST ENERGY
INC                  COM      716748108      48,093   7,897,100   SH              DEFINED        1           7,897,100
------------------------------------------------------------------------------------------------------------------------------------
PETROQUEST ENERGY
INC                  COM      716748108       1,831     300,600   SH              DEFINED        2             300,600
------------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO   COM      723787107     727,117  11,181,254   SH              DEFINED        1          11,181,254
------------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO   COM      723787107      21,288     327,350   SH              DEFINED        2             327,350
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER RESOURCES
INC                  COM      74837R104     293,722  23,311,254   SH              DEFINED        1          23,311,254
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER RESOURCES
INC                  COM      74837R104      21,091   1,673,900   SH              DEFINED        2           1,673,900
------------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNICATIONS
CORP                 CL A     78388J106     224,062   5,559,843   SH              DEFINED        1           5,559,843
------------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNICATIONS
CORP                 CL A     78388J106          73       1,800   SH              DEFINED        2               1,800
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY
CORP                 COM      76116A108     105,218   9,513,400   SH              DEFINED        1            9,513,400
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY
CORP                 COM      76116A108       3,627     327,900   SH              DEFINED        2              327,900
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY
CORP                 WARRANTS 76116A116      14,215   8,169,525   SH              DEFINED        1            8,169,525
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                VOTING AUTHORITY
                      TITLE                                                                                ------------------------
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY
CORP                 WARRANTS 76116A116         487     279,753   SH              DEFINED        2              279,753
------------------------------------------------------------------------------------------------------------------------------------